Accrued Expenses and Other Current and Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued insurance	$ 5,538	$ 8,020
Accrued insurance, noncurrent	434	3,011
Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Deferred consideration	$ 2,550	$ 2,109